CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 10,687,269	$ 11,553,600	$ 10,839,700
Accounts receivable less $12,000 allowance for credit losses	1,267,881	936,700	1,234,500
Inventory, net of allowance $373,000 and $114,200, respectively	1,712,186	456,900	349,600
Prepaid expenses and other current assets	168,138	144,100	155,700
Total Current Assets	13,835,474	13,091,300	12,579,500
Fixed assets
Leasehold improvements	95,100	81,500	81,500
Furniture, fixtures and equipment	188,533	179,700	179,700
Fixed assets, gross		261,200	261,200
Less: accumulated depreciation and amortization	263,780	251,200	244,500
Total fixed assets		10,000	16,700
OTHER ASSETS:
Property and equipment, net	316,287	10,000
Goodwill	490,000	0
Intangible assets, net	290,492	0
Long-term receivables	504,700	775,000	1,292,800
Operating lease right of use assets	568,901	161,300	32,400
Total other assets		936,300	1,325,200
Total Assets	16,005,854	14,037,600	13,921,400
CURRENT LIABILITIES:
Accounts payable	430,223	30,600	20,900
Accrued expenses and other liabilities	197,700	153,300	108,300
Stock compensation payable	70,200	26,700	26,800
Purchase consideration payable – holdback, current	100,000	0
Stock subscription payable	99,000	0
Operating lease liability – current	249,514	80,200	35,200
Total Current Liabilities	1,146,637	290,800	191,200
NON-CURRENT LIABILITIES:
Operating lease liability – non-current	328,144	88,700	0
Accrued expenses, non-current	35,300	54,300	90,400
Purchase consideration payable – holdback, long-term	50,000	0
TOTAL NON-CURRENT LIABILITIES	413,444	143,000
Total Liabilities	1,560,081	433,800	281,600
Commitments and Contingencies (Note 12)
STOCKHOLDERS' EQUITY:
Preferred stock, $1.00 par value, 3,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.01 par value,75,000,000 shares authorized, 11,743,364 and 10,835,123 shares issued and outstanding at June 30, 2026 and December 31, 2025, respectively	117,434	108,300	107,900
Additional paid-in capital	27,065,966	25,698,900	25,580,400
Accumulated deficit	(12,737,627)	(12,203,400)	(12,048,500)
Total stockholders' equity	14,445,773	13,603,800	13,639,800
Total Liabilities and Stockholders' Equity	$ 16,005,854	$ 14,037,600	$ 13,921,400